Vanguard Short-Term Bond Index Fund Investment Objectives and Goals - ETF Prospectus [Member] - Vanguard Short-Term Bond Index Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Vanguard Short-Term Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Vanguard Short-Term Bond ETF, an exchanged-traded share class of Vanguard Short-Term Bond Index Fund (the “Fund”), seeks to track the performance of a market-weighted bond index with a short-term dollar-weighted average maturity.